CONVERTIBLE DEBT (Details 1) $ in Thousands	Dec. 31, 2022 USD ($)
Convertible Debt
Convertible Notes	$ 41,887
Accrued interest	2,898	[1]
Subtotal	44,785
Loan discount costs	(857)
Total Convertible Notes	$ 43,928

[1]	The accrued interest will accrete to principal value by the end of the term, December 30, 2024.